VEDDER PRICE P.C.

222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500

MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738	F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC • LONDON
mmurphy@vedderprice.com
December 28, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 144 under the Securities Act of 1933 and Amendment No. 146 under Investment Company Act of 1940 File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A (Amendment No. 146 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of: (1) updating the prospectus and statement of additional information for the series of the Trust and (2) adding Class I shares to a series of the Trust, ASTON/River Road Long-Short Fund. This Amendment is intended to become effective on or about February 28, 2013.

Please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7738 if you have any questions.

Very truly yours,

/s/ Michael J. Murphy

Michael J. Murphy

MJM/lt

cc: Teresa M.R. Hamlin, Esq.

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